INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Assets	$ 278,832,589	$ 259,675,153
Liabilities	245,484,320	230,120,805
Equity	33,348,269	29,554,348	$ 25,871,227	$ 24,659,222
Income	37,055,156	34,083,225	31,659,852
Expenses	31,689,702	28,898,674	28,497,419
Net income for the year	5,365,454	5,184,551	$ 3,162,433
Joint ventures [member]
Disclosure of joint ventures [line items]
Assets	5,249	15,775
Liabilities	321	352
Equity	4,928	15,423
Income	1,104	5,786
Expenses	5,239	2,298
Net income for the year	(4,135)	3,488
Cfc Sk El Dorado Latam Advisory Company S.A.S.
Disclosure of joint ventures [line items]
Assets	662	1,077
Liabilities	267	281
Equity	395	796
Income	1,301	1,939
Expenses	1,701	1,762
Net income for the year	(400)	177
Cfc Sk El Dorado Latam Management Company Ltd.
Disclosure of joint ventures [line items]
Assets	3,851	13,573
Liabilities	28	45
Equity	3,823	13,528
Income	1	3,697
Expenses	3,329	410
Net income for the year	(3,328)	3,287
Cfc Sk El Dorado Latam Capital Partners, Ltd.
Disclosure of joint ventures [line items]
Assets	736	1,125
Liabilities	26	26
Equity	710	1,099
Income		150
Income, other	(198)
Expenses	209	126
Net income for the year	$ (407)	$ 24